Commitments and Contingencies	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 7. COMMITMENTS

Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on January 7, 2021, the holders of the Founder Shares, Placement Units (including securities contained therein) and the warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Placement Warrants or the warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
PIPE Financing
In connection with the execution of the Merger Agreement, the Company entered into the Subscription Agreements with certain Subscribers, pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 6,000,000 shares of the Company’s common stock, for a purchase price of $10.00 per share, resulting in an aggregate purchase price of $60,000,000. For more information regarding the PIPE Financing, see the description of the Merger in Note 1 above.
Underwriting Agreement
As a result of the underwriter’s election to partially exercise the over-allotment option to purchase an additional 2,200,000 Units, 95,000 over-allotment option Units have been forfeited.
The underwriter is entitled to a deferred underwriting fee of (i) 3.5% of the gross proceeds of the initial 15,300,000 Units sold in the Initial Public Offering, or $5,355,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the overallotment option, or $1,210,000. The deferred underwriting fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

NOTE 6 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on January 7, 2021, the holders of the Founder Shares, Placement Units (including securities contained therein) and the warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Placement Warrants or the warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have “piggy-back” registration rights to include such securities in other registration statements filed by the Company and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
As a result of, the underwriter’s election to partially exercise the over-allotment option to purchase an additional
2,200,000
Units, a total of
95,000
over-allotment option Units available for purchase have been forfeited.
The underwriter is entitled to a deferred underwriting fee of (i)
3.5
% of the gross proceeds of the initial 15,300,000 Units sold in the IPO, or $
5,355,000
, and (ii)
5.5
% of the gross proceeds from the Units sold pursuant to the overallotment option, or $
1,210,000
. The deferred underwriting fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.